UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                            SERVING HAWAII INVESTORS
                                FOR OVER 15 YEARS

                                    HAWAIIAN
                                 TAX-FREE TRUST

               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

                               SEMI-ANNUAL REPORT

                             HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

                                                                          RATING
   FACE                                                                  MOODY'S/
  AMOUNT      MUNICIPAL BONDS (97.5%)                                       S&P         VALUE
-----------   -------------------------------------------------------   ----------   ------------
              HAWAII (95.0%)
              -------------------------------------------------------
              Board of Regents, University of Hawaii, University
                 System Revenue Bonds, Series A, FGIC Insured,
$ 2,000,000         5.500%, 07/15/19 ................................     Aaa/AAA    $  2,226,480
  2,000,000         5.500%, 07/15/21 ................................     Aaa/AAA       2,192,280
  2,000,000         5.500%, 07/15/22 ................................     Aaa/AAA       2,175,420
  3,000,000         5.500%, 07/15/29 ................................     Aaa/AAA       3,197,520
              Board of Regents, University of Hawaii, University
                 System Revenue Bonds, Series B, FSA Insured,
  1,110,000         5.250%, 10/01/12 ................................     Aaa/AAA       1,247,729
  1,000,000         5.250%, 10/01/13 ................................     Aaa/AAA       1,118,900
  1,140,000         5.250%, 10/01/14 ................................     Aaa/AAA       1,264,648
  1,395,000         5.250%, 10/01/15 ................................     Aaa/AAA       1,553,667
              Board of Regents, University of Hawaii, University
                 System Revenue Bonds, Series I, Prerefunded
                 10/01/04 @ 102, FGIC Insured,
  1,110,000         5.300%, 10/01/08 ................................     Aaa/AAA       1,162,747
  2,825,000         5.500%, 10/01/18 ................................     Aaa/AAA       3,009,360
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Public Refunding and
                 Improvements Bonds, Series A, Weekly Reset
                 VRDN(1), LOC: Landesbank Hessen Thuringen,
  2,500,000         1.050%, 01/01/04 ................................   VMIG1/A-1+      2,500,000
    400,000         1.050%, 01/01/05 ................................   VMIG1/A-1+        400,000
  3,000,000         1.050%, 01/01/06 ................................   VMIG1/A-1+      3,000,000
  3,700,000         1.050%, 01/01/07 ................................   VMIG1/A-1+      3,700,000
  8,145,000         1.050%, 01/01/13 ................................   VMIG1/A-1+      8,145,000
  6,225,000         1.050%, 01/01/16 ................................   VMIG1/A-1+      6,225,000
  1,655,000         1.050%, 01/01/18 ................................   VMIG1/A-1+      1,655,000
  1,400,000         1.050%, 01/01/20 ................................   VMIG1/A-1+      1,400,000
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series A, Escrowed to Maturity,
                 FGIC Insured,
  3,995,000         5.750%, 04/01/11 ................................     Aaa/NR        4,706,909
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series A, Escrowed to Maturity,
                 FGIC Insured,
$ 4,110,000         6.000%, 01/01/11 ................................     Aaa/AAA    $  4,886,667
    920,000         6.000%, 01/01/12 ................................     Aaa/AAA       1,099,437
    775,000         5.750%, 04/01/13 ................................     Aaa/AAA         921,033
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series A, Escrowed to Maturity,
                 MBIA Insured,
  1,355,000         6.000%, 11/01/09 ................................     Aaa/AAA       1,618,304
    410,000         6.000%, 11/01/10 ................................     Aaa/AAA         490,791
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series A, FGIC Insured,
  9,970,000         7.350%, 07/01/07 ................................     Aaa/AAA      11,888,627
  3,600,000         7.350%, 07/01/08 ................................     Aaa/AAA       4,405,284
  1,715,000         6.000%, 01/01/11 ................................     Aaa/AAA       2,017,149
      5,000         5.750%, 04/01/11 ................................     Aaa/AAA           5,829
  1,580,000         6.000%, 01/01/12 ................................     Aaa/AAA       1,865,632
  3,025,000         5.750%, 04/01/13 ................................     Aaa/AAA       3,549,414
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series A, FSA Insured,
  2,500,000         5.000%, 09/01/09 ................................     Aaa/AAA       2,825,275
  3,500,000         5.375%, 09/01/18 ................................     Aaa/AAA       3,858,400
  2,000,000         5.125%, 09/01/20 ................................     Aaa/AAA       2,115,080
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series A, MBIA Insured,
    860,000         6.000%, 11/01/09 ................................     Aaa/AAA       1,022,850
  1,090,000         6.000%, 11/01/10 ................................     Aaa/AAA       1,297,863
  3,000,000         5.250%, 03/01/15 ................................     Aaa/AAA       3,392,070
  2,280,000         5.000%, 11/01/15 ................................     Aaa/AAA       2,435,542
  2,000,000         5.250%, 03/01/18 ................................     Aaa/AAA       2,209,260
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series A, Prerefunded
                 09/01/06 @ 102, FGIC Insured,
  440,000           5.625%, 09/01/14 ................................     Aaa/AAA         501,292
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series B, FGIC Insured,
$ 7,310,000         5.500%, 10/01/11 ................................     Aaa/AAA    $  8,459,790
    930,000         5.000%, 11/01/13 ................................     Aaa/AAA       1,006,121
  1,060,000         5.000%, 11/01/14 ................................     Aaa/AAA       1,141,260
  2,595,000         5.125%, 07/01/15 ................................     Aaa/AAA       2,819,701
    530,000         5.000%, 11/01/16 ................................     Aaa/AAA         566,432
  1,400,000         5.000%, 11/01/17 ................................     Aaa/AAA       1,490,174
  4,490,000         5.000%, 07/01/19 ................................     Aaa/AAA       4,751,543
  1,395,000         5.000%, 07/01/20 ................................     Aaa/AAA       1,468,907
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series C, FGIC Insured,
  7,750,000         5.125%, 07/01/14 ................................     Aaa/AAA       8,459,048
  2,510,000         5.000%, 07/01/18 ................................     Aaa/AAA       2,669,485
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series C, Weekly Reset
                 VRDN(1), FGIC Insured,
  2,000,000         1.300%, 12/01/13 ................................   VMIG1/A-1+      2,000,340
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Series D-AMT, FGIC Insured,
  2,000,000         4.750%, 02/01/09 ................................     Aaa/AAA       2,202,120
              City and County of Honolulu, Hawaii General
                 Obligation Bonds, Water Utility Refunding and
                 Improvement, Escrowed to Maturity, FGIC Insured,
  1,125,000         6.000%, 12/01/12 ................................     Aaa/AAA       1,355,501
  1,050,000         6.000%, 12/01/15 ................................     Aaa/AAA       1,281,263
              City and County of Honolulu, Hawaii Improvement
                 District No. 261 (Halawa Business Park), Special
                 Assessment Bonds,
    365,000         6.700%, 10/15/04 ................................    NR/NR(2)         383,148
    355,000         6.800%, 10/15/05 ................................    NR/NR(2)         380,251
    290,000         6.900%, 10/15/06 ................................    NR/NR(2)         309,952
              City and County of Honolulu, Hawaii Wastewater
                 Systems Revenue Bonds, FGIC Insured,
  1,395,000         5.000%, 07/01/12 ................................     Aaa/NR        1,548,227
              City and County of Honolulu, Hawaii Wastewater
                 Systems Revenue Bonds, FSA Insured,
$ 3,000,000         5.125%, 07/01/21 ................................     Aaa/AAA    $  3,145,260
  5,450,000         5.250%, 07/01/23 ................................     Aaa/AAA       5,721,683
              City and County of Honolulu, Hawaii Wastewater
                 Systems Revenue Bonds, Junior Series, FGIC Insured,
  1,000,000         5.250%, 07/01/13 ................................     Aaa/AAA       1,107,850
  1,000,000         5.250%, 07/01/15 ................................     Aaa/AAA       1,101,230
  2,400,000         5.250%, 07/01/16 ................................     Aaa/AAA       2,628,504
  2,000,000         5.250%, 07/01/18 ................................     Aaa/AAA       2,168,700
  5,055,000         5.000%, 07/01/23 ................................     Aaa/AAA       5,191,384
              City and County of Honolulu, Hawaii Wastewater
                 Systems Revenue Bonds, Senior Series,
                 AMBAC Insured,
  1,810,000         5.500%, 07/01/11 ................................      Aaa/NR       2,086,767
  1,065,000         5.500%, 07/01/16 ................................      Aaa/NR       1,199,872
  3,000,000         5.500%, 07/01/17 ................................      Aaa/NR       3,356,280
  2,310,000         5.500%, 07/01/18 ................................      Aaa/NR       2,569,552
  2,000,000         5.250%, 07/01/19 ................................      Aaa/NR       2,156,680
              City and County of Honolulu, Multifamily Revenue
                 Bonds (Moanalua Hillside Apartments), Weekly
                 Reset VRDN1, AMT, FNMA Insured,
  8,500,000         1.150%, 09/15/32 ................................     NR/A-1+       8,500,000
              County of Hawaii, Hawaii General Obligation
                 Bonds, Series A, FGIC Insured,
  1,700,000         5.450%, 05/01/07 ................................     Aaa/AAA       1,908,386
  3,170,000         5.500%, 05/01/08 ................................     Aaa/AAA       3,617,192
  2,500,000         5.550%, 05/01/09 ................................     Aaa/AAA       2,879,175
  1,900,000         5.000%, 02/01/11 ................................     Aaa/AAA       2,045,293
  4,905,000         5.600%, 05/01/11 ................................     Aaa/AAA       5,673,564
  1,970,000         5.100%, 02/01/12 ................................     Aaa/AAA       2,135,913
  1,000,000         5.600%, 05/01/12 ................................     Aaa/AAA       1,157,630
  1,000,000         5.600%, 05/01/13 ................................     Aaa/AAA       1,162,540
  2,205,000         5.200%, 02/01/14 ................................     Aaa/AAA       2,343,540
  2,440,000         5.200%, 02/01/16 ................................     Aaa/AAA       2,581,935
  1,465,000         5.500%, 07/15/16 ................................     Aaa/AAA       1,651,333
              County of Hawaii, Hawaii General Obligation
                 Bonds, Series A, FSA Insured,
$ 1,000,000         5.375%, 05/15/13 ................................     Aaa/AAA    $  1,114,960
  1,000,000         5.400%, 05/15/15 ................................     Aaa/AAA       1,109,710
  1,000,000         5.000%, 07/15/16 ................................     Aaa/AAA       1,092,100
  1,000,000         5.000%, 07/15/17 ................................     Aaa/AAA       1,082,770
  1,470,000         5.625%, 05/15/18 ................................     Aaa/AAA       1,637,683
  1,000,000         5.000%, 07/15/18 ................................     Aaa/AAA       1,075,210
              County of Kauai, Hawaii General Obligation Bonds,
                 Escrowed to Maturity,
    615,000         9.000%, 08/01/04 ................................      A1/NR          655,178
    665,000         9.000%, 08/01/05 ................................      A1/NR          759,131
              County of Kauai, Hawaii General Obligation Bonds,
                 Series A, Prerefunded 08/01/10 @ 100, FGIC Insured,
  1,000,000         6.125%, 08/01/13 ................................     Aaa/AAA       1,205,290
  1,010,000         6.250%, 08/01/14 ................................     Aaa/AAA       1,225,140
  1,000,000         6.250%, 08/01/15 ................................     Aaa/AAA       1,213,010
  1,000,000         6.250%, 08/01/16 ................................     Aaa/AAA       1,213,010
  1,275,000         6.250%, 08/01/17 ................................     Aaa/AAA       1,546,588
              County of Kauai, Hawaii General Obligation
                 Refunding Bonds, Series A, MBIA Insured,
  1,010,000         5.700%, 02/01/07 ................................     Aaa/AAA       1,044,128
  1,125,000         5.625%, 08/01/13 ................................     Aaa/AAA       1,293,210
  1,620,000         5.625%, 08/01/14 ................................     Aaa/AAA       1,846,703
  1,035,000         5.625%, 08/01/17 ................................     Aaa/AAA       1,167,780
  1,000,000         5.625%, 08/01/18 ................................     Aaa/AAA       1,121,790
  2,360,000         5.500%, 08/01/20 ................................     Aaa/AAA       2,585,805
              County of Kauai, Hawaii General Obligation Refunding
                 Bonds, Series B & C, AMBAC Insured,
    435,000         5.900%, 08/01/08 ................................     Aaa/AAA         506,370
  1,355,000         5.900%, 08/01/08 ................................     Aaa/AAA       1,577,315
  1,300,000         5.950%, 08/01/10 ................................     Aaa/AAA       1,536,002
              County of Kauai, Hawaii General Obligation Refunding
                 Bonds, Series B, Escrowed to Maturity, MBIA Insured,
$   185,000         5.400%, 02/01/04 ................................     Aaa/AAA    $    187,716
              County of Kauai, Hawaii General Obligation Refunding
                 Bonds, Series B, Prerefunded 02/01/04 @ 102,
                 MBIA Insured,
    215,000         5.500%, 02/01/05 ................................     Aaa/AAA         222,514
    215,000         5.600%, 02/01/06 ................................     Aaa/AAA         222,583
              County of Maui, Hawaii General Obligation Bonds,
                 Series A, FGIC Insured,
  1,130,000         5.250%, 09/01/13 ................................     Aaa/AAA       1,240,672
  1,200,000         5.125%, 03/01/14 ................................     Aaa/AAA       1,314,600
  1,265,000         5.250%, 09/01/15 ................................     Aaa/AAA       1,382,974
  1,050,000         5.125%, 03/01/16 ................................     Aaa/AAA       1,141,182
  1,335,000         5.250%, 09/01/16 ................................     Aaa/AAA       1,453,815
  2,590,000         5.250%, 03/01/18 ................................     Aaa/AAA       2,822,556
              County of Maui, Hawaii General Obligation Bonds,
                 Series A, MBIA Insured,
  1,105,000         5.250%, 03/01/15 ................................     Aaa/AAA       1,236,263
  1,205,000         5.250%, 03/01/16 ................................     Aaa/AAA       1,337,984
  1,000,000         5.250%, 03/01/18 ................................     Aaa/AAA       1,095,230
  1,750,000         5.250%, 03/01/19 ................................     Aaa/AAA       1,897,070
              County of Maui, Hawaii General Obligation Bonds,
                 Series A, MBIA Insured,
  1,000,000         5.500%, 03/01/18 ................................     NR/AAA        1,108,190
              County of Maui, Hawaii General Obligation Bonds,
                 Series B, FGIC Insured,
  1,065,000         5.250%, 03/01/11 ................................     Aaa/AAA       1,204,249
              County of Maui, Hawaii General Obligation Bonds,
                 Series C, FGIC Insured,
  1,020,000         5.250%, 03/01/16 ................................     Aaa/AAA       1,120,929
  1,250,000         5.250%, 03/01/20 ................................     Aaa/AAA       1,336,088
              County of Maui, Hawaii General Obligation Refunding
                 Bonds, FGIC Insured,
$ 3,000,000         5.125%, 12/15/11 ................................    Aaa/AAA     $  3,055,170
  1,045,000         5.125%, 12/15/13 ................................    Aaa/AAA        1,064,218
              County of Maui, Hawaii General Obligation Refunding
                 Bonds, Series B, MBIA Insured,
  1,445,000         5.375%, 09/01/12 ................................    Aaa/AAA        1,655,594
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc.), Series A,
                 AMBAC Insured,
  2,965,000         5.500%, 12/01/14 ................................    Aaa/AAA        3,313,150
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc.), Series A-AMT,
                 AMBAC Insured,
  1,000,000         5.100%, 09/01/32 ................................    Aaa/AAA        1,002,790
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc.), Series A,
                 MBIA Insured,
  3,000,000         4.950%, 04/01/12 ................................    Aaa/AAA        3,326,550
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc.), Series D-AMT,
                 AMBAC Insured,
  2,500,000         6.150%, 01/01/20 ................................    Aaa/AAA        2,794,800
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc., and Subsidiaries
                 Projects), Series A-AMT, MBIA Insured,
 13,000,000         6.600%, 01/01/25 ................................    Aaa/AAA       13,859,299
  5,700,000         5.650%, 10/01/27 ................................    Aaa/AAA        6,123,225
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc., and Subsidiaries
                 Projects), Series B-AMT,
$ 1,000,000         5.000%, 12/01/22 ................................    Aaa/AAA     $  1,016,630
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds (Kapiolani
                 Health Care System), MBIA Insured,
  1,000,000         6.300%, 07/01/08 ................................    Aaa/AAA        1,022,500
  1,000,000         6.000%, 07/01/11 ................................    Aaa/AAA        1,120,890
  6,000,000         6.400%, 07/01/13 ................................    Aaa/AAA        6,135,240
  1,000,000         6.200%, 07/01/16 ................................    Aaa/AAA        1,123,040
  1,000,000         6.250%, 07/01/21 ................................    Aaa/AAA        1,119,210
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds (St.
                 Francis Medical Centers), FSA Insured,
 17,000,000         6.500%, 07/01/22 ................................    Aaa/AAA       17,214,709
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds (The
                 Evangelical Lutheran Good Samaritan Society),
                 AMBAC Insured,
    930,000         4.700%, 11/01/06 ................................    Aaa/AAA        1,016,527
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds (The
                 Queen's Health System), Series A,
  5,000,000         6.050%, 07/01/16 ................................     A1/A+         5,264,800
  8,625,000         6.000%, 07/01/20 ................................     A1/A+         8,984,490
  3,500,000         5.750%, 07/01/26 ................................     A1/A+         3,615,325
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds (The
                 Queen's Health System), Series A, Weekly Reset
                 VRDN(1), SPA: Morgan Guaranty Trust,
  8,025,000         1.050%, 07/01/26 ................................   VMIG1/A-1       8,025,000
              Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds (The
                 Queen's Health System), Series B, MBIA Insured,
$ 8,000,000         5.250%, 07/01/23 ................................    Aaa/AAA     $  8,402,080
              Department of Hawaiian Home Lands (State of
                 Hawaii) Revenue Bonds,
  1,310,000         4.150%, 07/01/08 ................................     A3/NR         1,397,023
  1,525,000         4.350%, 07/01/10 ................................     A3/NR         1,618,208
  1,245,000         4.450%, 07/01/11 ................................     A3/NR         1,307,051
              Hawaii Community Development Authority
                 Improvement District Revenue Bonds (Kakaako
                 Community Development District 3),
    230,000         7.300%, 07/01/04 ................................    NR/NR(2)         234,669
  1,360,000         7.400%, 07/01/10 ................................    NR/NR(2)       1,387,608
              Hawaii Community Development Authority
                 Improvement District Special Assessment Bonds
                 (Kakaako Community Development District 1),
    300,000         5.300%, 07/01/04 ................................    NR/NR(2)         305,127
    200,000         5.400%, 07/01/05 ................................    NR/NR(2)         204,772
              Hawaii Community Development Authority
                 Improvement District Special Assessment Bonds
                 (Kakaako Community Development District 2),
    395,000         5.300%, 07/01/04 ................................    NR/NR(2)         401,751
    420,000         5.400%, 07/01/05 ................................    NR/NR(2)         430,021
    435,000         5.500%, 07/01/06 ................................    NR/NR(2)         445,057
    465,000         5.600%, 07/01/07 ................................    NR/NR(2)         475,583
    365,000         5.700%, 07/01/08 ................................    NR/NR(2)         373,026
              Housing Finance and Development Corporation
                 (State of Hawaii) Affordable Rental Housing
                 Program Revenue Bonds, Series A, Weekly Reset
                 VRDN(1), LOC: BNP Paribas,
 12,095,000         1.150%, 07/01/27 ................................    VMIG1/NR      12,094,999
              Housing Finance & Development Corporation (State
                 of Hawaii) Rental Housing Revenue Bonds, Series
                 89A, Weekly Reset VRDN(1), LOC: BNP Paribas,
  2,600,000         1.100%, 07/01/24 ................................    VMIG1/NR       2,600,000
              Housing Finance and Development Corporation
                 (State of Hawaii) Rental Housing System Revenue
                 Bonds, Series A,
$ 2,000,000         5.600%, 07/01/12 ................................      A1/NR     $  2,031,320
  3,000,000         5.700%, 07/01/18 ................................      A1/NR        3,045,480
              Housing Finance and Development Corporation
                 (State of Hawaii) Single Family Mortgage Revenue
                 Bonds, Series A-AMT,
  6,700,000         6.000%, 07/01/26 ................................     Aaa/AAA       6,845,122
 17,535,000         5.750%, 07/01/30 ................................     Aaa/AAA      18,077,181
              Housing Finance and Development Corporation (State
                 of Hawaii) Single Family Mortgage Revenue Bonds,
                 Series A-AMT, FNMA Insured,
  3,125,000         5.300%, 07/01/22 ................................     Aaa/AAA       3,227,156
  1,985,000         5.400%, 07/01/30 ................................     Aaa/AAA       2,025,276
              Housing Finance and Development Corporation (State
                 of Hawaii) Single Family Mortgage Revenue Bonds,
                 Series B, FNMA Insured,
  2,500,000         5.700%, 07/01/13 ................................     Aaa/AAA       2,577,375
  9,350,000         5.450%, 07/01/17 ................................     Aaa/AAA       9,760,933
 16,750,000         5.850%, 07/01/17 ................................     Aaa/AAA      17,213,974
  6,800,000         5.300%, 07/01/28 ................................     Aaa/AAA       6,950,144
  4,025,000         7.000%, 07/01/31 ................................     Aaa/AAA       4,064,888
              Housing Finance and Development Corporation (State
                 of Hawaii) University of Hawaii Faculty Housing
                 Project, Revenue Bonds, AMBAC Insured,
  2,125,000         5.650%, 10/01/16 ................................     Aaa/AAA       2,311,660
  4,000,000         5.700%, 10/01/25 ................................     Aaa/AAA       4,267,760
              State of Hawaii Airport System Revenue Bonds,
                 AMT, FGIC Insured,
  4,000,000         5.750%, 07/01/17 ................................     Aaa/AAA       4,394,880
  6,000,000         5.625%, 07/01/18 ................................     Aaa/AAA       6,506,220
  6,000,000         5.250%, 07/01/21 ................................     Aaa/AAA       6,199,920
              State of Hawaii Airport System Revenue Bonds,
                 AMT, Second Series, Escrowed to Maturity,
                 MBIA Insured,
$ 6,455,000         6.900%, 07/01/12 ................................     Aaa/AAA    $  7,847,537
              State of Hawaii Airport System Revenue Bonds,
                 Series B-AMT, FGIC Insured,
  3,000,000         8.000%, 07/01/10 ................................     Aaa/AAA       3,796,290
              State of Hawaii General Obligation Bonds, Series
                 BZ, FGIC Insured,
  3,700,000         6.000%, 10/01/11 ................................     Aaa/AAA       4,411,288
  3,500,000         6.000%, 10/01/12 ................................     Aaa/AAA       4,182,115
              State of Hawaii General Obligation Bonds, Series
                 CA, FGIC Insured,
  2,000,000         5.750%, 01/01/11 ................................     Aaa/AAA       2,320,320
              State of Hawaii General Obligation Bonds, Series CH,
  1,000,000         4.750%, 11/01/11 ................................     Aa3/AA-       1,106,540
              State of Hawaii General Obligation Bonds, Series
                 CH, FGIC Insured,
  5,000,000         6.000%, 11/01/07 ................................     Aaa/AAA       5,792,100
  3,390,000         6.000%, 11/01/08 ................................     Aaa/AAA       3,989,589
              State of Hawaii General Obligation Bonds, Series
                 CL, FGIC Insured,
  2,305,000         6.000%, 03/01/11 ................................     Aaa/AAA       2,719,416
              State of Hawaii General Obligation Bonds, Series
                 CM, FGIC Insured,
  3,000,000         6.500%, 12/01/15 ................................     Aaa/AAA       3,799,560
              State of Hawaii General Obligation Bonds, Series
                 CN, FGIC Insured,
  4,000,000         5.250%, 03/01/10 ................................     Aaa/AAA       4,464,520
  4,000,000         5.250%, 03/01/13 ................................     Aaa/AAA       4,385,240
  3,000,000         5.500%, 03/01/14 ................................     Aaa/AAA       3,310,050
  7,950,000         5.250%, 03/01/15 ................................     Aaa/AAA       8,682,911
  1,000,000         5.250%, 03/01/17 ................................     Aaa/AAA       1,081,290
              State of Hawaii General Obligation Bonds, Series
                 CP, FGIC Insured,
$ 5,000,000         5.000%, 10/01/13 ................................     Aaa/AAA    $  5,402,450
  2,195,000         5.000%, 10/01/14 ................................     Aaa/AAA       2,360,525
  5,000,000         5.000%, 10/01/15 ................................     Aaa/AAA       5,359,550
  7,195,000         5.000%, 10/01/17 ................................     Aaa/AAA       7,651,163
              State of Hawaii General Obligation Bonds, Series
                 CR, MBIA Insured,
  1,000,000         5.250%, 04/01/13 ................................     Aaa/AAA       1,110,270
  5,000,000         5.000%, 04/01/16 ................................     Aaa/AAA       5,371,650
 16,000,000         5.000%, 04/01/17 ................................     Aaa/AAA      17,113,119
  2,500,000         4.750%, 04/01/18 ................................     Aaa/AAA       2,585,875
              State of Hawaii General Obligation Bonds, Series
                 CS, MBIA Insured,
  5,000,000         5.000%, 04/01/07 ................................     Aaa/AAA       5,523,450
  5,500,000         5.000%, 04/01/09 ................................     Aaa/AAA       6,168,800
              State of Hawaii General Obligation Bonds, Series
                 CU, MBIA Insured,
  1,250,000         5.750%, 10/01/08 ................................     Aaa/AAA       1,453,013
  1,000,000         5.750%, 10/01/09 ................................     Aaa/AAA       1,173,200
              State of Hawaii General Obligation Bonds, Series
                 CU, Prerefunded 10/01/10 @ 100, MBIA Insured,
  3,000,000         5.600%, 10/01/19 ................................     Aaa/AAA       3,509,460
              State of Hawaii General Obligation Bonds, Series
                 CV, FGIC Insured,
 13,000,000         5.000%, 08/01/20 ................................     Aaa/AAA      13,633,879
  1,015,000         5.000%, 08/01/21 ................................     Aaa/AAA       1,056,260
  5,000,000         5.250%, 08/01/21 ................................     Aaa/AAA       5,319,400
              State of Hawaii General Obligation Bonds, Series
                 CX, FSA Insured,
  2,000,000         5.250%, 02/01/12 ................................     Aaa/AAA       2,257,020
  8,725,000         5.500%, 02/01/13 ................................     Aaa/AAA      10,023,280
  2,500,000         5.500%, 02/01/21 ................................     Aaa/AAA       2,729,925
              State of Hawaii General Obligation Bonds, Series
                 CZ, FSA Insured,
$ 1,500,000         5.250%, 07/01/12 ................................     Aaa/AAA    $  1,701,030
  3,000,000         5.250%, 07/01/17 ................................     Aaa/AAA       3,316,200
  3,000,000         5.250%, 07/01/18 ................................     Aaa/AAA       3,295,140
              State of Hawaii Harbor Capital Improvement Revenue
                 Bonds, AMT, FGIC Insured,
  1,000,000         6.250%, 07/01/09 ................................     Aaa/AAA       1,051,920
  1,000,000         6.250%, 07/01/10 ................................     Aaa/AAA       1,051,770
  3,725,000         6.250%, 07/01/15 ................................     Aaa/AAA       3,917,843
 10,180,000         6.375%, 07/01/24 ................................     Aaa/AAA      10,712,414
              State of Hawaii Harbor Capital Improvement Revenue
                 Bonds, AMT, MBIA Insured,
  3,850,000         5.750%, 07/01/17 ................................     Aaa/AAA       4,259,101
              State of Hawaii Harbor Capital Improvement Revenue
                 Bonds, FGIC Insured,
  1,260,000         6.050%, 07/01/04 ................................     Aaa/AAA       1,288,325
  1,225,000         6.150%, 07/01/05 ................................     Aaa/AAA       1,252,452
              State of Hawaii Harbor Capital Improvement Revenue
                 Bonds, Series B-AMT, AMBAC Insured,
  3,000,000         5.500%, 07/01/19 ................................     Aaa/AAA       3,269,010
              State of Hawaii Harbor System Revenue Bonds, Series
                 A-AMT, FSA Insured,
  2,000,000         5.750%, 07/01/17 ................................     Aaa/AAA       2,236,640
  1,500,000         5.900%, 07/01/21 ................................     Aaa/AAA       1,644,825
              State of Hawaii Highway Revenue Bonds, FGIC Insured,
  3,705,000         5.600%, 07/01/13 ................................     Aaa/AAA       4,122,072
  2,000,000         5.250%, 07/01/16 ................................     Aaa/AAA       2,151,160
              State of Hawaii Highway Revenue Bonds, FSA Insured,
  2,000,000         4.500%, 07/01/10 ................................     Aaa/AAA       2,183,140
  2,000,000         4.500%, 07/01/11 ................................     Aaa/AAA       2,169,860
  1,605,000         5.000%, 07/01/12 ................................     Aaa/AAA       1,790,057
  1,530,000         5.375%, 07/01/14 ................................     Aaa/AAA       1,710,938
  2,720,000         5.500%, 07/01/19 ................................     Aaa/AAA       2,965,643
  2,000,000         5.375%, 07/01/20 ................................     Aaa/AAA       2,166,220
  1,110,000         5.500%, 07/01/20 ................................     Aaa/AAA       1,203,407
                                                                                     ------------
                                                                                      705,783,126
                                                                                     ------------


              PUERTO RICO (2.5%)
              -------------------------------------------------------
              Puerto Rico Commonwealth Aqueduct and Sewer
                 Authority Revenue Bonds, MBIA Insured,
$ 2,500,000         5.000%, 07/01/15 ................................     Aaa/AAA    $  2,687,925
              Puerto Rico Commonwealth Public Finance Corp.
                 Revenue Bonds, Series A, MBIA Insured,
  5,000,000         5.500%, 08/01/17 ................................     Aaa/AAA       5,650,050
              Puerto Rico Commonwealth Public Improvement
                 General Obligation Bonds, MBIA Insured,
  1,800,000         5.250%, 07/01/13 ................................     Aaa/AAA       2,075,220
              Puerto Rico Commonwealth Public Improvement
                 General Obligation Bonds, Series A, FGIC Insured,
  4,000,000         5.500%, 07/01/13 ................................     Aaa/AAA       4,666,280
  2,000,000         5.500%, 07/01/16 ................................     Aaa/AAA       2,340,820
              Puerto Rico Commonwealth Public Improvement
                 General Obligation Bonds, Series CR, FSA Insured,
  1,060,000         5.250%, 07/01/17 ................................     Aaa/AAA       1,209,852
                                                                                     ------------
                                                                                       18,630,147
                                                                                     ------------
                       Total Municipal Bonds ........................                 724,413,273
                                                                                     ------------
              Total Investments (Cost $675,304,482(3)) ..............      97.5%      724,413,273
              Other assets less liabilities .........................       2.5        18,533,374
                                                                          ------     ------------
              Net Assets ............................................     100.0%     $742,946,647
                                                                          ======     ============

(1) Variable rate demand notes (VRDNs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(2) Any securities not rated (NR) have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

(3)  See footnote 4 to the financial statements.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

AMBAC   American Municipal Bond Assurance Corp.
AMT     Alternative Minimum Tax
FGIC    Financial Guaranty Insurance Co.
FNMA    Federal National Mortgage Assoc.
FSA     Financial Securities Assurance Co.
LOC     Letter of Credit
MBIA    MBIA Insurance Corporation
SPA     Standby Bond Purchase Agreement

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $675,304,482) ...............................   $724,413,273
   Cash ...................................................................     11,339,027
   Interest receivable ....................................................      9,596,565
   Receivable for Trust shares sold .......................................         17,242
   Other assets ...........................................................         38,491
                                                                              ------------
   Total assets ...........................................................    745,404,598
                                                                              ------------
LIABILITIES
   Payable for Trust shares redeemed ......................................      1,239,554
   Dividends payable ......................................................        597,538
   Distribution fees payable ..............................................        343,634
   Adviser and Administrator fees payable .................................        240,241
   Accrued expenses .......................................................         36,984
                                                                              ------------
   Total liabilities ......................................................      2,457,951
                                                                              ------------
NET ASSETS ................................................................   $742,946,647
                                                                              ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value
      $.01 per share ......................................................   $    630,430
   Additional paid-in capital .............................................    690,890,284
   Net unrealized appreciation on investments (note 4) ....................     49,108,791
   Accumulated net realized gain on investments ...........................        233,065
   Undistributed net investment income ....................................      2,084,077
                                                                              ------------
                                                                              $742,946,647
                                                                              ============

CLASS A
   Net Assets .............................................................   $682,058,465
                                                                              ============
   Capital shares outstanding .............................................     57,877,491
                                                                              ============
   Net asset value and redemption price per share .........................   $      11.78
                                                                              ============
   Offering price per share (100/96 of $11.78 adjusted to nearest cent) ...   $      12.27
                                                                              ============

CLASS C
   Net Assets .............................................................   $ 36,557,562
                                                                              ============
   Capital shares outstanding .............................................      3,103,929
                                                                              ============
   Net asset value and offering price per share ...........................   $      11.78
                                                                              ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
      if redeemed during the first 12 months after purchase) ..............   $      11.78*
                                                                              ============

CLASS Y
   Net Assets .............................................................   $ 24,330,620
                                                                              ============
   Capital shares outstanding .............................................      2,061,600
                                                                              ============
   Net asset value, offering and redemption price per share ...............   $      11.80
                                                                              ============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest income .........................................                $17,169,386

Expenses:

   Investment Adviser fees (note 3) ........................   $  517,651
   Administrator fees (note 3) .............................      961,359
   Distribution and service fees (note 3) ..................      857,763
   Transfer and shareholder servicing agent fees ...........      160,419
   Trustees' fees and expenses (note 8) ....................       80,488
   Shareholders' reports and proxy statements ..............       63,949
   Legal fees ..............................................       58,843
   Insurance ...............................................       32,799
   Custodian fees ..........................................       24,483
   Registration fees and dues ..............................       15,839
   Auditing fees ...........................................       14,352
   Miscellaneous ...........................................       15,578
                                                               ----------
                                                                2,803,523

   Expenses paid indirectly (note 6) .......................      (32,280)
                                                               ----------
   Net expenses ............................................                  2,771,243
                                                                            -----------
   Net investment income ...................................                  4,398,143

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions ...      778,701
   Change in unrealized appreciation on investments ........    2,285,030
                                                               ----------

   Net realized and unrealized gain (loss) on investments ..                  3,063,731
                                                                            -----------
   Net change in net assets resulting from operations ......                $17,461,874
                                                                            ===========

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                      SEPTEMBER 30, 2003     YEAR ENDED
                                                                         (UNAUDITED)       MARCH 31, 2003
                                                                      ------------------   --------------
OPERATIONS:
   Net investment income .............................................   $ 14,398,143       $ 29,061,836
   Net realized gain (loss) from securities transactions .............        778,701          1,086,092
   Change in unrealized appreciation on investments ..................      2,285,030         27,318,482
                                                                         ------------       ------------
   Change in net assets resulting from operations ....................     17,461,874         57,466,410
                                                                         ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .............................................    (13,323,951)       (27,129,722)

   Class C Shares:
   Net investment income .............................................       (558,373)          (973,006)

   Class Y Shares:
   Net investment income .............................................       (515,819)          (959,109)
                                                                         ------------       ------------
      Change in net assets from distributions ........................    (14,398,143)       (29,061,837)
                                                                         ------------       ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .........................................     34,500,252         78,179,467
   Reinvested dividends and distributions ............................      7,986,840         16,030,825
   Cost of shares redeemed ...........................................    (36,578,599)       (56,989,659)
                                                                         ------------       ------------
   Change in net assets from capital share transactions ..............      5,908,493         37,220,633
                                                                         ------------       ------------

      Change in net assets ...........................................      8,972,224         65,625,206

NET ASSETS:
   Beginning of period ...............................................    733,974,423        668,349,217
                                                                         ------------       ------------
   End of period* ....................................................   $742,946,647       $733,974,423
                                                                         ============       ============

   * Includes undistributed net investment income of:                    $  2,084,077       $  2,084,077
                                                                         ============       ============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

     The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2003.


b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2003, service fees on Class A Shares amounted to $678,713, of which the Distributor retained $40,455.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2003, amounted to $134,288. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2003, amounted to $44,762. The total of these payments made with respect to Class C Shares amounted to $179,050 of which the Distributor retained $32,990.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2003, total commissions on sales of Class A Shares amounted to $711,818, of which the Distributor received $71,494.


c) OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended September 30, 2003, the Trust incurred $57,351 of legal fees allocable to Hollyer Brady Smith &Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

     During the six months ended September 30, 2003, purchases of securities and proceeds from the sales of securities aggregated $34,231,335 and $38,609,004, respectively.

     At September 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $49,128,185 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $19,394 for a net unrealized appreciation of $49,108,791. The tax cost of the Trust's securities at September 30, 2003 equaled $675,304,482.


5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.


6. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                       SIX MONTHS ENDED
                                      SEPTEMBER 30, 2003             YEAR ENDED
                                          (UNAUDITED)               MARCH 31, 2003
                                   -------------------------   -------------------------
                                     SHARES        AMOUNT        SHARES        AMOUNT
                                   ----------   ------------   ----------   ------------
CLASS A SHARES:
   Proceeds from shares sold ...    2,162,826   $ 25,405,505    4,970,648   $ 57,675,498
   Reinvested distributions ....      642,576      7,547,832    1,309,874     15,200,088
   Cost of shares redeemed .....   (2,446,521)   (28,725,345)  (4,252,320)   (49,305,178)
                                   ----------   ------------   ----------   ------------
   Net change ..................      358,881      4,227,992    2,028,202     23,570,408
                                   ----------   ------------   ----------   ------------
CLASS C SHARES:
   Proceeds from shares sold ...      498,961      5,858,347    1,086,453     12,622,577
   Reinvested distributions ....       24,280        307,969       44,331        514,367
   Cost of shares redeemed .....     (298,675)    (3,498,647)    (395,979)    (4,603,669)
                                   ----------   ------------   ----------   ------------
      Net change ...............      224,566      2,667,669      734,805      8,533,275
                                   ----------   ------------   ----------   ------------
CLASS Y SHARES:
   Proceeds from shares sold ...      274,535      3,236,400      677,585      7,881,392
   Reinvested distributions ....       11,156        131,039       27,148        316,370
   Cost of shares redeemed .....     (372,632)    (4,354,607)    (263,739)    (3,080,812)
                                   ----------   ------------   ----------   ------------
      Net change ...............      (86,941)      (987,168)     440,994      5,116,950
                                   ----------   ------------   ----------   ------------
Total transactions in Trust
   shares ......................      496,506   $  5,908,493    3,204,001   $ 37,220,633
                                   ==========   ============   ==========   ============

8. TRUSTEES' FEES AND EXPENSES

     During the previous fiscal year ended March 31, 2003 there were 9 Trustees, one of which is affiliated with the Administrator and is not paid any trustee fees. Each Trustee was paid during the year fees at the annual rate of $12,400 for carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings. A meeting of the independent trustees is often held prior to each quarterly Board Meeting for which each independent trustee is paid a fee of $350. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also covers Trustees' expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the previous fiscal year ended March 31, 2003, such meeting-related expenses averaged approximately $3,300 per Trustee.


9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     At March 31, 2003, Hawaiian Tax-Free Trust had a capital loss carryover of approximately $545,636 which expires March 31, 2011. This amount is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     The tax character of distributions paid by the Trust during its fiscal years ended March 31, 2003 and 2002 is as follows:


     Distributions paid from

                               YEAR ENDED MARCH 31,
                                2003          2002
                             -----------   -----------
     Net tax-exempt income   $29,063,283   $28,930,722
     Ordinary income               7,544        70,182
     Capital gain                      -             -
                             -----------   -----------
                             $29,070,827   $29,000,904
                             ===========   ===========


     As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:


     Undistributed ordinary income     $         0
     Accumulated net realized loss        (545,636)
     Unrealized appreciation            46,873,933
     Undistributed tax-exempt income     2,662,130
                                       -----------
                                       $48,990,427
                                       ===========

                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                                      --------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                  YEAR ENDED MARCH 31,
                                                        9/30/03     ------------------------------------------
                                                      (UNAUDITED)    2003     2002     2001     2000     1999
                                                      -----------   ------   ------   ------   ------   ------
Net asset value, beginning of period ..............      $11.73     $11.26   $11.37   $10.94   $11.65   $11.67
                                                         ------     ------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income + ........................       0.23       0.48     0.51     0.54     0.56     0.56
   Net gain (loss) on securities (both realized
      and unrealized) .............................       0.05       0.47    (0.10)    0.43    (0.65)    0.03
                                                         ------     ------   ------   ------   ------   ------
   Total from investment operations ...............       0.28       0.95     0.41     0.97    (0.09)    0.59
                                                         ------     ------   ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income ...........      (0.23)     (0.48)   (0.52)   (0.54)   (0.55)   (0.57)
   Distributions from capital gains ...............        -          -        -        -      (0.07)   (0.04)
                                                         ------     ------   ------   ------   ------   ------
   Total distributions ............................      (0.23)     (0.48)   (0.52)   (0.54)   (0.62)   (0.61)
                                                         ------     ------   ------   ------   ------   ------

Net asset value, end of period ....................      $11.78     $11.73   $11.26   $11.37   $10.94   $11.65
                                                         ======     ======   ======   ======   ======   ======

Total return (not reflecting sales charge) ........      2.39%*      8.57%    3.62%    9.14%   (0.64)%   5.17%

Ratios/supplemental data
   Net assets, end of period (in millions) ........       $682       $675     $625     $593     $575     $640
   Ratio of expenses to average net assets ........      0.73%**     0.71%    0.72%    0.74%    0.73%    0.74%
   Ratio of net investment income to average
      net assets ..................................      3.93%**     4.15%    4.51%    4.88%    4.99%    4.76%
   Portfolio turnover rate ........................        5%*        5%      13%      11%       4%      14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........      0.72%**    0.70%    0.70%    0.72%    0.71%    0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.
*  Not annualized.
** Annualized.

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                                --------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                 YEAR ENDED MARCH 31,
                                                  9/30/03     ------------------------------------------
                                                (UNAUDITED)    2003     2002     2001     2000     1999
                                                -----------   ------   ------   ------   ------   ------
Net asset value, beginning of period.........      $11.73     $11.26   $11.36   $10.93   $11.65   $11.66
                                                   ------     ------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income + ..................       0.18       0.38     0.41     0.45     0.47     0.46
   Net gain (loss) on securities (both
      realized and unrealized)...............       0.05       0.48    (0.08)    0.43    (0.66)    0.05
                                                   ------     ------   ------   ------   ------   ------
   Total from investment operations..........       0.23       0.86     0.33     0.88    (0.19)    0.51
                                                   ------     ------   ------   ------   ------   ------

Less distributions (note 10):
   Dividends from net investment income......      (0.18)     (0.39)   (0.43)   (0.45)   (0.46)   (0.48)
   Distributions from capital gains..........        -          -        -        -      (0.07)   (0.04)
                                                   ------     ------   ------   ------   ------   ------
   Total distributions.......................      (0.18)     (0.39)   (0.43)   (0.45)   (0.53)   (0.52)
                                                   ------     ------   ------   ------   ------   ------

Net asset value, end of period...............      $11.78     $11.73   $11.26   $11.36   $10.93   $11.65
                                                   ======     ======   ======   ======   ======   ======

Total return (not reflecting sales charge)...      1.99%*      7.70%    2.91%    8.28%   (1.53)%   4.45%

Ratios/supplemental data
   Net assets, end of period (in millions)...      $36.6       $33.8    $24.1    $15.0    $11.7    $10.7
   Ratio of expenses to average
      net assets.............................      1.52%**     1.51%    1.51%    1.54%    1.53%    1.53%
   Ratio of net investment income to
      average net assets.....................      3.13%**     3.33%    3.68%    4.06%    4.18%    3.95%
   Portfolio turnover rate...................        5%*        5%      13%      11%       4%      14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets.............................      1.52%**     1.50%    1.50%    1.51%    1.51%    1.49%

                                                                     CLASS Y
                                                --------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                YEAR ENDED MARCH 31,
                                                  9/30/03     ------------------------------------------
                                                (UNAUDITED)    2003     2002     2001     2000     1999
                                                -----------   ------   ------   ------   ------   ------
Net asset value, beginning of period.........      $11.75     $11.28   $11.39   $10.95   $11.67   $11.68
                                                   ------     ------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income +...................       0.24       0.50     0.52     0.55     0.58     0.59
   Net gain (loss) on securities (both
      realized and unrealized)...............       0.05       0.47    (0.09)    0.45    (0.66)    0.03
                                                   ------     ------   ------   ------   ------   ------
   Total from investment operations..........       0.29       0.97     0.43     1.00    (0.08)    0.62
                                                   ------     ------   ------   ------   ------   ------

Less distributions (note 10):
   Dividends from net investment income......      (0.24)     (0.50)   (0.54)   (0.56)   (0.57)   (0.59)
   Distributions from capital gains..........        -          --       -        -      (0.07)   (0.04)
                                                   ------     ------   ------   ------   ------   ------
   Total distributions.......................      (0.24)     (0.50)   (0.54)   (0.56)   (0.64)   (0.63)
                                                   ------     ------   ------   ------   ------   ------

Net asset value, end of period...............      $11.80     $11.75   $11.28   $11.39   $10.95   $11.67
                                                   ======     ======   ======   ======   ======   ======
Total return (not reflecting sales charge)...      2.52%*      8.77%    3.80%    9.44%   (0.56)%   5.45%

Ratios/supplemental data
   Net assets, end of period (in millions)...      $24.3      $25.2    $19.3     $7.9     $2.9     $2.6
   Ratio of expenses to average
      net assets.............................      0.53%**     0.51%    0.52%    0.54%    0.53%    0.54%
   Ratio of net investment income to
      average net assets.....................      4.14%**     4.33%    4.69%    5.00%    5.15%    4.96%
   Portfolio turnover rate...................        5%*        5%      13%      11%       4%      14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets.............................      0.52%**    0.50%    0.50%    0.51%    0.51%    0.49%

----------
+    Per share amounts have been calculated using the monthly average shares method.
*    Not annualized.
**   Annualized.

                 See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 15, 2003. The holders of shares representing approximately 80% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

     Number of Votes:

     TRUSTEE                  FOR          WITHHELD
     -------                  ---          --------
     Lacy B. Herrmann         49,320,268   1,400,362
     William M. Cole          50,242,775     477,855
     Thomas W. Courtney       50,258,231     462,398
     Richard W. Gushman, II   50,288,801     431,829
     Stanley W. Hong          50,262,238     458,392
     Theodore T. Mason        50,253,305     467,325
     Russell K. Okata         49,949,313     771,316
     Douglas Philpotts        49,228,025   1,492,605
     Oswald K. Stender        49,850,800     869,830

2. To ratify the selection of KPMG LLP as the Trust's independent auditors.

     Number of Votes:

     FOR                      AGAINST      ABSTAIN
     ---                      -------      -------
     50,154,057               308,560      258,012



INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2003

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS



ITEM 2.  CODE OF ETHICS.

		Not applicable


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
December 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
December 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
December 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
December 8, 2003



HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.